LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
10.	LONG-TERM DEBT, NET
Long-term debt, net consisted of the following:

	December 31,
	2020	2019
Senior Notes (a)
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $6,165 and $7,829, respectively)	$593,835	$592,171
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $4,566)	495,434	—
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $4,738)	495,262	—
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $7,211)	—	842,789

Credit Facilities (b)
2016 Studio City Credit Facilities (1)	129	128

	$1,584,660	$1,435,088

Note
(1)
As of December 31, 2020 and 2019, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $440 and $885 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

(a)	Senior Notes
2019 7.250% Studio City Notes
On February 11, 2019, Studio City Finance Limited (“Studio City Finance”), a subsidiary of Studio City International, issued $600,000 in aggregate principal amount of 7.250% senior notes which would have been
due
 on
February 11, 2024 at

an issue price of

100
%

of the principal amount

(
the “2019 7.250% Studio City Notes”). The interest on the 2019 7.250% Studio City Notes was
accrued at a rate of
7.250
% per annum, payable semi-annually in arrears on February 11 and August 11 of each year,
and
commenced on August 11, 2019. The 2019 7.250% Studio City Notes
we
re general obligations of Studio City Finance, rank
ed
equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank ed
senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and we
re effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2019 7.250% Studio City Notes were used to partially fund the conditional tender offer and the remaining outstanding balance with accrued interest
of the previous senior notes of Studio City Finance
in March
 2019

and with the remaining amount used for general corporate purposes.

As of February 17, 2021, no amount of the 2019 7.250% Studio City Notes remained outstanding following the conditional tender offer in January 2021 as disclosed in Note 21(b) and the redemption of the remaining outstanding amount in February 2021 as disclosed in Note 21(c).
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide
d
guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities as described below
) (the “2019 7.250% Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee
d
the 2019 7.250% Studio City Notes on a senior basis (the “2019 7.250% Studio City Notes Guarantees”). The 2019 7.250% Studio City Notes Guarantees
 were
general obligations of the 2019 7.250% Studio City Notes Guarantors, rank ed
equally in right of payment to all existing and future senior indebtedness of the 2019 7.250% Studio City Notes Guarantors and rank ed
senior in right of payment to any existing and future subordinated indebtedness of the 2019 7.250% Studio City Notes Guarantors. The 2019 7.250% Studio City Notes Guarantees
we
re effectively subordinated to the 2019 7.250% Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to February 11, 2021, Studio City Finance ha
d
 the options i) to redeem all or a portion of the 2019 7.250% Studio City Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2019 7.250% Studio City Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance ha
d
 the option to redeem all or a portion of the 2019 7.250% Studio City Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2019 7.250% Studio City Notes, Studio City Finance also ha
d
 the option to redeem in whole, but not in part the 2019 7.250% Studio City Notes at fixed redemption prices. In certain events that relate
d
to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2019 7.250% Studio City Notes, each holder of the 2019 7.250% Studio City Notes w ould
 have the right to require Studio City Finance to repurchase all or any part of such holder’s 2019 7.250% Studio City Notes at a fixed redemption price.
The indenture governing the 2019 7.250% Studio City Notes contain ed
 certain covenants that, subject to certain exceptions and conditions, limit ed
 the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2019 7.250% Studio City Notes also contain
ed
 conditions and events of default customary for such financings.
There
we
re provisions under the indenture governing the 2019 7.250% Studio City Notes that limit ed
or prohibit
ed
certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who we
re not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2020, the net assets of Studio City Finance and its restricted subsidiaries of approximately $1,288,000 were restricted from being distributed under the terms of the 2019 7.250% Studio City Notes.
2020 Studio City Notes
On July 15, 2020, Studio City Finance issued $500,000 in aggregate principal amount of 6.000% senior notes due July 15, 2025 at an issue price of
100%
 of the
principal amount
 (the “2020 6.000% SC Notes”) and $500,000 in aggregate principal amount of 6.500% senior notes due January 15, 2028 at an issue price of

100
%
of the principal amount
(t
he “2020 6.500% SC Notes” and together with 2020 6.000% SC Notes, the “2020 Studio City Notes”). The interest on the 2020 6.000% SC Notes and 2020 6.500% SC Notes is accrued at a rate of
6.000
% and
6.500
% per annum, respectively, payable semi-annually in arrears on January 15 and July 15 of each year,
and
commenced
on January 15, 2021. The 2020 Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2020 Studio City Notes were partially used to redeem in full the 2016 7.250% SC Secured Notes (as described below) with accrued interest and redemption premium in August 2020 and with the remaining amount used for the capital expenditures of the remaining developmen
t
project
at
Studio City.
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2020 Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2020 Studio City Notes on a senior basis (the “2020 Studio City Notes Guarantees”). The 2020 Studio City Notes Guarantees are general obligations of the 2020 Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2020 Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2020 Studio City Notes Guarantors. The 2020 Studio City Notes Guarantees are effectively subordinated to the 2020 Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to July 15, 2022, Studio City Finance has the options i) to redeem all or a portion of the 2020 6.000% SC Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2020 6.000% SC Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2020 6.000% SC Notes at any time at fixed redemption prices that decline ratably over time. At any time prior to July 15, 2023, Studio City Finance has the options i) to redeem all or a portion of the 2020 6.500% SC Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2020 6.500% SC Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2020 6.500% SC Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2020 Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the 2020 Studio City Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2020 Studio City Notes, each holder of the 2020 Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2020 Studio City Notes at a fixed redemption price.
The indenture governing the 2020 Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2020 Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under t
h
e indenture governing the 2020 Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2020, the net assets of Studio City Finance and its restricted subsidiaries of approximately $1,288,000 were restricted from being distributed under the terms of the 2020 Studio City Notes.
2016 7.250% SC Secured Notes
On November 30, 2016, Studio City Company Limited (“Studio City Company”), a subsidiary of Studio City International, issued $
850,000
in aggregate principal amount of 7.250% senior secured notes due
November 30, 2021
 at
 a
n issue price of

100
%
of the principal amount
(the “2016 7.250% SC Secured Notes”). The net proceeds from the offering of the 2016 7.250% SC Secured Notes were used to partially repay the Studio City Borrower’s prior senior secured credit facilities (as described below).
The interest on the 2016 7.250% SC Secured Notes was accrued at a rate of 7.250% per annum
 a
nd was
 payable semi-annually in arrears. On August 14, 2020, Studio City Company used a portion of the net proceeds from the offering of the 2020 Studio City Notes to redeem in full the 2016 7.250% SC Secured Notes, together with accrued interest and redemption premium. In connection with the redemption of the 2016 7.250% SC Secured Notes, the Company recorded a loss on extinguishment of debt of $18,716 during the year ended December 31, 2020.

(b)	Credit Facilities
2016 Studio City Credit Facilities
On November 30, 2016, Studio City Company (the “Studio City Borrower”) amended and restated the Studio City Borrower’s prior senior secured credit facilities agreement from 10,855,880,000 Hong Kong dollars (“HK$”) (equivalent to $1,395,357) to a HK$234,000,000 (equivalent to $30,077) senior secured credit facilities agreement (the “2016 Studio City Credit Facilities”), comprising a HK$1,000,000 (equivalent to $129) term loan facility (the “2016 SC Term Loan Facility”) and a HK$233,000,000 (equivalent to $29,948) revolving credit facility (the “2016 SC Revolving Credit Facility”). As of December 31, 2020, the outstanding principal amount of the
2016
SC Term Loan Facility and the 2016 SC Revolving Credit Facility were HK$1,000,000 (equivalent to $129) and nil, respectively, and the available borrowing capacity under the 2016 SC Revolving Credit Facility was HK$233,000,000 (equivalent to $30,054).
The 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility
which would have
matured
 on November 30, 2021
 were extended to January 15, 2028 as dis
closed in Note 21
(d)
. The 2016 SC Term Loan Facility has to be repaid at maturity with no interim amortization payments. The 2016 SC Revolving Credit Facility is available up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s maturity date. The 2016 SC Term Loan Facility is collateralized by cash of HK$1,012,500 (equivalent to $131). The Studio City Borrower is subject to mandatory prepayment requirements in respect of various amounts of the 2016 SC Revolving Credit Facility as specified in the 2016 Studio City Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the Studio City borrowing group which includes the Studio City Borrower and certain of its subsidiaries as defined under the 2016 Studio City Credit Facilities (the “2016 Studio City Borrowing Group”), the 2016 Studio City Credit Facilities are required to be repaid in full. In the event of a change of control, the Studio City Borrower may be required, at the election of any lender under the 2016 Studio City Credit Facilities, to repay such lender in full (other than the principal amount of the 2016 SC Term Loan Facility).
The indebtedness under the 2016 Studio City Credit Facilities is guaranteed by Studio City Investments Limited (“Studio City Investments”), the shareholder of Studio City Company, and its subsidiaries (other than the Studio City Borrower). Security for the 2016 Studio City Credit Facilities includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 Studio City Credit Facilities contain certain affirmative and negative covenants customary for such financings. Certain specified bank accounts of Melco Resorts Macau are pledged under 2016 Studio City Credit Facilities and related finance documents. The 2016 Studio City Credit Facilities are secured by substantially all of the material assets of Studio City Investments and its subsidiaries.
The 2016 Studio City Credit Facilities contain certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The 2016 Studio City Credit Facilities also contain conditions and events of default customary for such financings.
There are provisions that limit certain payments of dividends and other distributions by the 2016 Studio City Borrowing Group to companies or persons who are not members of the 2016 Studio City Borrowing Group. As of December 31, 2020, the net assets of Studio City Investments and its restricted subsidiaries of approximately $1,192,000 were restricted from being distributed under the terms of the 2016 Studio City Credit Facilities.
Borrowings under the 2016 Studio City Credit Facilities bear interest at HIBOR plus a margin of 4% per annum. The Studio City Borrower may select an interest period for borrowings under the 2016 Studio City

Credit Facilities ranging from one to six months or any other agreed period. The Studio City Borrower is obligated to pay a commitment fee on the undrawn amount of the 2016 SC Revolving Credit Facility and recognized loan commitment fees of $421, $416 and $419 during the years ended December 31, 2020, 2019 and 2018, respectively.
(c)	Borrowing Rates and Scheduled Maturities of Long-term Debt
During the years ended December 31, 2020, 2019 and 2018, the Company’s average borrowing rates were approximately 6.98%, 7.05% and 7.50% per annum, respectively.
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs) as of December 31, 2020 are as follows:

Year end i n g December 31,
2021	$—
2022	—
2023	—
2024	600,000
2025	500,000
Over 2025	500,129

$1,600,129